New accounting standards and pronouncements	12 Months Ended
Oct. 31, 2025
Disclosure Of Adoption Of New Accounting Pronouncements [Abstract]
New accounting standards and pronouncements [Text Block]

5. New accounting standards and pronouncements

(a) Amendment to IFRS 9, Financial Instruments and IFRS 7,Financial Instruments - Disclosures, Issued but not yet effective

In May 2024, the IASB issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments - Disclosures. The amendments clarify the derecognition of financial liabilities and introduces an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system. The amendments also clarify how to asses the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features and the treatment of non-recourse assets and contractually linked instruments (CLIs). Further, the amendments mandate additional disclosures in IFRS 7 for financial instruments with contingent features and equity instruments classified at FVOCI. The amendments are effective for annual periods starting on or after January 1, 2026. Retrospective application is required and early adoption is permitted.

(b) IFRS 18 Presentation and Disclosure in Financial Statements, Issued but not yet effective

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements to improve reporting of financial performance. The new standards replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new categories and required subtotals in the statement of profit and loss and also requires disclosure of management-defined performance measures. It also includes new requirements for the location, aggregation and disaggregation of financial information. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements. Retrospective application is required and early adoption is permitted.

(c) Amendment to IFRS 10, Consolidated Financial Statements and IAS 28, Investments in Associates and Joint Ventures, Issued but not yet effective

The amendment addresses a conflict between the requirements of IAS 28 and IFRS 10 and clarifies that in a transaction involving an associate or joint venture, the extent of gain or loss recognition depends on whether the assets sold or contributed constitute a business. The effective date of these amendments is yet to be determined, however early adoption is permitted. The Company will adopt the amendment as of the effective date, and does not anticipate any material impact on adoption.